Discontinued Operations - Financial results of SumTotal (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022
Operating expenses:
Net income from discontinued operations	$ 1,451	$ (1,496)
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents	6,290	36,307
Long-term assets of discontinued operations	159,021		$ 164,812
Carrying amounts of liabilities included as part of discontinued operations:
Current liabilities of discontinued operations	74,688		87,467
Long term liabilities of discontinued operations	2,656		2,426
SumTotal
Revenues:
Total revenues	29,076	24,021
Operating expenses:
Costs of revenues	9,623	9,427
Content and software development	6,436	6,103
Selling and marketing	5,322	5,006
General and administrative	380	547
Amortization of intangible assets	4,296	3,026
Recapitalization and acquisition-related costs	132	218
Restructuring	29	203
Total operating expenses	26,218	24,530
Operating income from discontinued operations	2,858	(509)
Other income (expense), net	(49)	19
Interest income	6	3
Interest expense	(767)	(41)
Income from discontinued operations before income taxes	2,048	(528)
Provision for income taxes	597	968
Net income from discontinued operations	1,451	$ (1,496)
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents	6,054		16,496
Restricted cash	236		236
Accounts receivable	27,733		38,587
Prepaid expenses and other current assets	9,882		8,755
Current assets of discontinued operations	43,905		64,074
Property and equipment, net	5,631		6,609
Goodwill	75,594		75,693
Intangible assets, net	71,507		75,628
Right of use assets	1,780		1,937
Other assets	4,509		4,945
Long-term assets of discontinued operations	159,021		164,812
Total assets classified as discontinued operations in the condensed consolidated balance sheet	202,926		228,886
Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	1,522		1,502
Accrued compensation	6,838		10,293
Accrued expenses and other current liabilities	5,162		3,260
Lease liabilities	519		508
Deferred revenue	60,647		71,904
Current liabilities of discontinued operations	74,688		87,467
Deferred revenue - non-current			292
Deferred tax liabilities	1,073		516
Long term lease liabilities	1,434		1,605
Other long-term liabilities	149		13
Long term liabilities of discontinued operations	2,656		2,426
Total liabilities classified as discontinued operations in the condensed consolidated balance sheet	$ 77,344		$ 89,893